Plant and Equipment (Tables) (Shenzhen Yeller Audio & Video Technology Co., Ltd.)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Plant and Equipment
	Computer equipment	Furniture and fittings	Office equipment	Leasehold improvement	Total
	$	$	$	$	$
Cost
At December 31,2019 (Audited)	368	651	1,142	612,507	614,668
Additions during the year	-	518	-	5,659	6,177
Effects of currency translation	(5)	(9)	(16)	(8,794)	(8,824)
At June 30, 2020 (Unaudited)	363	1,160	1,126	609,372	612,021

Accumulated depreciation
At December 31,2019 (Audited)	-	374	588	246,222	247,184
Depreciation during the year	-	107	188	69,950	70,245
Effects of currency translation	-	(5)	(8)	(3,535)	(3,548)
At June 30, 2020 (Unaudited)	-	476	768	312,637	313,881
Net book value
At December 31, 2019 (Audited)	368	277	554	366,285	367,484
At June 30, 2020 (Unaudited)	363	684	358	296,735	298,140

	Computer equipment	Furniture and fittings	Office equipment	Leasehold improvement	Total
	$	$	$	$	$
Cost
At January 1 and December 31,2018	-	-	-	-	-
Additions arising from business combinations	-	660	1,157	616,734	618,551
Additions during the year	368	-	-	3,832	4,200
Effects of currency translation	-	(9)	(15)	(8,059)	(8,083)
At December 31, 2019	368	651	1,142	612,507	614,668

Accumulated depreciation
At January 1 and December 31,2018	-	-	-	-	-
Additions arising from business combinations	-	270	403	178,022	178,695
Depreciation during the year	-	109	193	71,434	71,736
Effects of currency translation	-	(5)	(8)	(3,234)	(3,247)
At December 31, 2019	-	374	588	246,222	247,184

Net book value
At December 31, 2018	-	-	-	-	-
At December 31, 2019	368	277	554	366,285	367,484

Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Schedule of Plant and Equipment
	Furniture and fittings	Office equipment	Leasehold improvement	Total
	$	$	$	$
Cost
At December 31,2019	651	1,142	612,507	614,300
Additions during the year	518	-	5,659	6,177
Effects of currency translation	(9)	(16)	(8,794)	(8,819)
At June 30, 2020	1,160	1,126	609,372	611,658
Accumulated depreciation
At December 31,2019	374	588	246,222	247,184
Depreciation during the year	107	188	69,950	70,245
Effects of currency translation	(5)	(8)	(3,535)	(3,548)
At June 30, 2020	476	768	312,637	313,881

Net book value
At December 31, 2019	277	554	366,285	367,116
At June 30, 2020	684	358	296,735	297,777

	Furniture and fittings	Office equipment	Leasehold improvement	Total
	$	$	$	$
Cost
At December 31,2018	660	1,157	616,734	618,551
Additions during the year	-	-	3,832	3,832
Effects of currency translation	(9)	(15)	(8,059)	(8,083)
At December 31, 2019	651	1,142	612,507	614,300

Accumulated depreciation
At December 31,2018	159	210	106,491	106,860
Depreciation during the year	220	386	142,965	143,571
Effects of currency translation	(5)	(8)	(3,234)	(3,247)
At December 31, 2019	374	588	246,222	247,184
Net book value
At December 31, 2018	501	947	510,243	511,691
At December 31, 2019	277	554	366,285	367,116